ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Aged Analysis of Accounts Payable Based on Payment Due Date

The following is an aged analysis of accounts payable presented based on payment due date:

	December 31,
	2012	2011
Within 30 days	$10,786	$9,551
31-60 days	1,157	755
61-90 days	1,289	1,196
Over 90 days	513	521

	$13,745	$12,023